SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Subsequent to February 28, 2026 through to filing date,

— the Company issued 36,786,492 common shares pursuant to a share purchase agreement for gross proceeds of $900,871, issuance costs of $77,391 and cash proceeds of $823,480.

—	the Company issued 39,000,000 shares to a lender to settle $745,900, pursuant to exchange agreements with the lender.

—	the Series C Preferred Shareholder converted 298 Series C preferred shares at a value of $391,572 for 24,473,250 common shares

—	on May 4 2026 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-seven percent (87%) of the average of the three lowest bid trade price in the 10 day preceding period. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

—	on March 12, 2026 the Company issued a promissory note to a lender for $170,000 with cash proceeds of $150,000 and an original issue discount of $20,000. The loan bears interest at 15% compounding annually, matures in 1 year and has a general security charging all of the Company’s present and after-acquired property.

—	on March 19, 2026 the Company entered into a memorandum of understanding whereby the outstanding Series C Preferred Shares were adjusted to 417 Series C Preferred Shares. The memorandum reduced penalties that were added after the Company refused conversions . The reduction amounted to 212.16 Series C Preferred Shares or a stated value of $254,492. In exchange, the Company agreed to proceed with the present conversion of 165 Series C Preferred shares for 13,550,625 common shares and issue 222 new Series C shares with a redemption value of $291,708 in exchange for net proceeds of $200,000.

—	on March 25, 2026, the Company issued a convertible, redeemable note to a lender for $110,000 with cash proceeds of $95,000, an original issue discount of $10,000, and $5,000 for fees. The loan bears interest at 12%, the note is redeemable by the Company at any time subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note . The note matures in 1 year and converts after 180 days at 80% of the lowest trading price 15 trading days prior to the conversion date.

—	on March 25, 2026, the Company issued a convertible, redeemable note to a lender for $630,000 with cash proceeds of $595,000, an original issue discount of $30,000, and $5,000 for fees. The loan bears interest at 12%, the note is redeemable by the Company at any time subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The note matures in 1 year and converts after 180 days at 20% of the lowest trading price 15 trading days prior to the conversion date. A refundable commitment fee of 14.1 million common shares was issued, but is returnable if the loan plus accrued interest is paid back by May 5, 2026. On May 5, 2026, the Company repaid in full, principal and interest of $638,492 and the 14.1 million commitment fee shares were returned.

—	on April 20, 2026, the Company issued a convertible note to a lender for $277,778 with cash proceeds of $250,000, an original issue discount of $27,778, and $5,000 for fees. The loan bears interest at 12%, and the note matures in 1 year. If the loan is prepaid, one year’s full interest of $ 33,333 is due. The note converts at any time at 75% of the lowest closing trading price 10 trading days prior to the conversion date. Interest is payable in common shares at either the redemption date or maturity. A commitment fee of 5million common shares at a fair value of $164,500 was issued.

—	on April 20, 2026, the Company issued a convertible, redeemable note to a lender for $257,000 with cash proceeds of $250,000 and $7,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The note matures on January 15, 2027, and converts after 180 days at 65% of the lowest trading price 10 trading days prior to the conversion date.

—	on May 1, 2026, the Company issued a convertible, redeemable note to a lender for $157,000 with cash proceeds of $150,000 and $7,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The note matures on January 15, 2027, and converts after 180 days at 65% of the lowest trading price 10 trading days prior to the conversion date.

—	on May 4, 2026, the Company issued a convertible, redeemable note to a lender for $700,000 with cash proceeds of $630,000 and an original issue discount of $70,000. The loan bears interest at 12%, and the note matures in 1 year. The note must be redeemed in monthly instalments of 10% of outstanding principal plus accrued interest commencing 60 days after issuance. The note is convertible after 180 days at 65% of the lowest closing trading price 10 trading days prior to the conversion date. A commitment fee of 1.25 million common shares at a fair value of $28,750 was issued.

—	on May 29, 2026 the Company issued a promissory note to a lender for $225,000 with cash proceeds of $200,000 and an original issue discount of $25,000. The loan bears interest at 15% compounding annually, matures in 1 year and has a general security charging all of the Company’s present and after-acquired property.

—	on June 3, 2026, the Company issued a convertible, redeemable note to a lender for $230,000 with cash proceeds of $200,000 an original issue discount of $23,000 and $7,000 for fees. The loan bears interest at 6%, the note is redeemable by the Company at any time subject to a premium ranging from 105% to 140% if redeemed within the first 180 days of the note. The note matures on June 3, 2027, and converts after 180 days at 65% of the lowest trading price 20 trading days prior to the conversion date, including the conversion date.